Consolidated Balance Sheets (Parentheticals) - $ / shares		Jun. 30, 2025	Jun. 30, 2024
Ordinary shares, shares authorized	[1]	250,000,000	250,000,000
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.004	$ 0.004
Class A Ordinary Shares
Ordinary shares, shares issued	[1]	506,600	390,037
Ordinary shares, shares outstanding	[1]	506,600	390,037
Class B Ordinary Shares
Ordinary shares, shares issued	[1]	88,899	88,899
Ordinary shares, shares outstanding	[1]	88,899	88,899

[1]	The shares and per share data are presented on a retroactive basis to reflect the Company’s Share Consolidation. (Note 16 and 20).